Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

In the year ended December 31, 2022, the Company declared and paid a dividend of $0.75 per share of common stock in each of February, May, August and November amounting to $61.5 million. In the year ended December 31, 2021, the Company declared a dividend of $0.50 per share of common stock in each of May, August and November amounting to $30.9 million. During 2020, the Company did not declare any dividends. The Company issued 143 and 146 shares of common stock at par value of $0.01 pursuant to its dividends reinvestment plan in the year ended December 31, 2022 and 2021, respectively, at an average price of $69.59 per share and $72.19 per share, respectively.

In June 2022, the Company announced a share repurchase program of up to $100 million of the Company’s common stock. The Company repurchased 466,955 shares of the Company’s common stock in the open market for $28.6 million until December 31, 2022. In October 2020, the Company repurchased 4,339,271 shares of the Company’s common stock for an aggregate purchase price of $31.1 million in privately negotiated transactions, including 2,517,013 shares from the Royal Bank of Scotland and 1,822,258 shares from Sphinx Investment Corp.

Refer to Note 17 “Stock Based Compensation” for information on the Company’s compensation plans.

As of December 31, 2022, 25,155,928 shares were issued and 20,349,702 shares were outstanding; and 25,056,009 shares were issued and 20,716,738 shares were outstanding and as of December 31, 2021. As of December 31, 2022 and December 31, 2021, 4,806,226 and 4,339,271 shares were held as Treasury shares, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.